Debt - Credit Facilities Table (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2015
Line of Credit Facility [Line Items]
Outstanding balance	$ 11,649,229	$ 9,205,559
Outstanding Balance, Current	223,500	15,000
2015 Credit Facilities [Member]
Line of Credit Facility [Line Items]
Original facility size	4,600,000		$ 4,600,000
Outstanding balance	314,000	$ 845,000
Commitments prepaid or terminated	2,643,867
Letters of credit issued	0
Available commitment	$ 1,642,133
Debt Instrument, Description of Variable Rate Basis	LIBOR or base rate
Debt Instrument, Maturity Date, Description	Earlier of December 31, 2020 or second anniversary of Trains 1 through 5 completion date
2015 Credit Facilities [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.75%
2015 Credit Facilities [Member] | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.30%
2015 Credit Facilities [Member] | Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.75%
Working Capital Facility [Member]
Line of Credit Facility [Line Items]
Original facility size	$ 1,200,000
Outstanding Balance, Current	223,500
Commitments prepaid or terminated	0
Letters of credit issued	323,677
Available commitment	$ 652,823
Debt Instrument, Description of Variable Rate Basis	LIBOR or base rate
Debt Instrument, Maturity Date, Description	December 31, 2020, with various terms for underlying loans
Working Capital Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.75%
Working Capital Facility [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.75%